Matrix Capital Group, Inc.
                         335 Madison Avenue, 11th Floor
                            New York, New York 10017



                                  July 7, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:               Matrix Defined Trusts 1 (the "Fund")
                       (File No. 333-150528) (CIK 1422893)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 2, 2008.

                                Very truly yours,

                                MATRIX DEFINED TRUSTS 1

                                By:  MATRIX CAPITAL GROUP, INC.


                                By     /s/ CHRISTOPHER ANCI
                                  ------------------------------
                                        Christopher Anci
                                           President






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